Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flow from operating activities:
Profit/(Loss) before tax	$ (403,125)	$ (618)	$ 22,494
Adjustments for:
Depreciation	1,049	1,265	1,082
Share based payments	21,561	17,918	23,471
Amortization of intangible film and content rights	130,155	115,285	135,316
Amortization of other intangible assets	1,214	1,726	1,816
Other non-cash items	481,773	50,119	(10,616)
Net finance costs	20,901	18,745	17,156
Gain on sale of available-for-sale financial assets	(37)		(58)
Movement in trade and other receivables	(179,784)	(91,317)	(72,247)
Movement in inventories	(99)	(219)	(412)
Movement in trade and other payables	22,166	(1,215)	4,172
Loss/(gain) on sale of property, plant and equipment	97	(2)	22
Cash generated from operations	95,871	111,687	122,196
Interest paid	(13,347)	(20,761)	(18,390)
Income taxes paid	(7,558)	(7,683)	(4,813)
Net cash generated from operating activities	74,966	83,243	98,993
Cash flows from investing activities
Investment	(1,005)
Proceeds from sale of available-for-sale investment			288
Purchase of property and equipment	(380)	(913)	(678)
Proceeds from disposal of property and equipment	6	70	2
Investment in restricted deposits held with banks	(53,507)	(27)	(4,018)
Restricted deposits matured	3,952
Deconsolidation/acquisition of cash and cash equivalent in subsidiary		(9)
Purchase of intangible film rights and content rights	(107,722)	(186,757)	(173,481)
Purchase of other intangible assets	(907)	(321)
Interest received	1,830	2,537	2,696
Net cash (used in) investing activities	(157,733)	(185,420)	(175,191)
Cash flows from financing activities
Proceeds from issue of share capital, net of transaction costs	54,820	16,645	30,466
Proceeds from issue of shares by subsidiary	77	556	40
Investment in shares of subsidiary	(2,892)	40,221
Share application money received pending allotment		18,000
Proceeds from issue out of treasury shares			938
(Repayment of)/proceeds from/short term debt with maturity less than three months (net)		211	(39,493)
Proceeds from short term debt	103,365	48,249	76,310
Repayment of short term debt	(59,014)	(43,785)	(66,404)
Proceeds from long term debt, net of transaction costs of Nil (2018: Nil and 2017: $384)		111,278	16,522
Repayment of long term debt	(12,239)	(113,960)	(12,450)
Net cash generated from financing activities	84,117	77,415	5,929
Net increase/(decrease) in cash and cash equivalents	1,350	(24,762)	(70,269)
Effects of exchange rate changes on cash and cash equivalents	5	257	(238)
Cash and cash equivalents at beginning of year	87,762	112,267	182,774
Cash and cash equivalents at end of year	89,117	87,762	112,267
Long-Term Borrowings
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period	188,909	198,792
Considered in cash flow (net)	(12,239)	(2,682)
Net finance cost in relation to convertible notes	10,682	4,338
Swap Interest		(763)
Shares issued in lieu of convertible notes	(49,741)	(32,168)
Movement in derivative financial instruments
Borrowing for purchase of property and equipment, net	424
Amortization of debt issuance cost	415	664
Transfer of long-term loan to short-term loan	(5,555)
Changes in fair value of convertible notes measured at fair value through profit and loss	21,398	13,840
Exchange adjustment	(7,039)	6,888
Liabilities arising from financing activities, end of period	147,254	188,909	198,792
Short-Term Borrowings
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period	87,755	83,631
Considered in cash flow (net)	44,351	4,675
Net finance cost in relation to convertible notes
Swap Interest
Shares issued in lieu of convertible notes
Movement in derivative financial instruments	902
Borrowing for purchase of property and equipment, net
Amortization of debt issuance cost		(253)
Transfer of long-term loan to short-term loan	5,555
Changes in fair value of convertible notes measured at fair value through profit and loss
Exchange adjustment	(4,369)	(298)
Liabilities arising from financing activities, end of period	134,194	87,755	83,631
Liabilities arising from Financing Activities
Reconciliation of Liabilities arising from Financing activities
Liabilities arising from financing activities, beginning of period	276,664	282,423
Considered in cash flow (net)	32,112	1,993
Net finance cost in relation to convertible notes	10,682	4,338
Swap Interest		(763)
Shares issued in lieu of convertible notes	(49,741)	(32,168)
Movement in derivative financial instruments	902
Borrowing for purchase of property and equipment, net	424
Amortization of debt issuance cost	415	411
Transfer of long-term loan to short-term loan
Changes in fair value of convertible notes measured at fair value through profit and loss	21,398	13,840
Exchange adjustment	(11,408)	6,590
Liabilities arising from financing activities, end of period	$ 281,448	$ 276,664	$ 282,423